A, C, Select Shares | JPMorgan Short Duration High Yield Fund
JPMorgan Short Duration High Yield Fund Class/Ticker: A/JSDHX; C/JSDCX Select/JSDSX
What is the goal of the Fund?
The Fund seeks current income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees {- JPMorgan Short Duration High Yield Fund} - A, C, Select Shares - JPMorgan Short Duration High Yield Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- JPMorgan Short Duration High Yield Fund} - A, C, Select Shares - JPMorgan Short Duration High Yield Fund		Class A		Class C		Select Class
Management Fees		0.50%		0.50%		0.50%
Distribution (Rule 12b-1) Fees		0.25%		0.75%		none
Other Expenses		0.51%		0.62%		0.45%
Shareholder Service Fees		0.25%		0.25%		0.25%
Remainder of Other Expenses		0.26%	[1]	0.37%	[1]	0.20%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		1.27%		1.88%		0.96%
Fee Waivers and Expense Reimbursements	[2]	(0.36%)		(0.47%)		(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.91%		1.41%		0.66%
[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.90%, 1.40% and 0.65% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example {- JPMorgan Short Duration High Yield Fund} - A, C, Select Shares - JPMorgan Short Duration High Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	316	584	872	1,693
CLASS C SHARES	244	545	972	2,163
SELECT CLASS SHARES	67	276	502	1,151

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption {- JPMorgan Short Duration High Yield Fund} - A, C, Select Shares - JPMorgan Short Duration High Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	316	584	872	1,693
CLASS C SHARES	144	545	972	2,163
SELECT CLASS SHARES	67	276	502	1,151

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. For purposes of this policy, "Assets" means net assets plus the amount of borrowings for investment purposes. A "high yield security" means the security is rated below investment grade or unrated at the time of purchase, but that the Fund's adviser, J.P. Morgan Investment Management Inc. (the adviser or JPMIM) believes to be of comparable quality. Such securities are also referred to as "junk bonds" or "below investment grade bonds". Some examples of high yield securities include bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), convertible securities and preferred stocks that are rated below investment grade or unrated. Such securities may be issued by small capitalization companies (e.g., companies with market capitalizations of under 2.6 billion or that are included in small cap market indices).

The Fund may invest up to 100% of the Fund's total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called "distressed debt." "Distressed debt" includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. As part of its principal investment strategy, the Fund invests in debt securities structured as corporate debt securities, private placements, restricted securities, and other unregistered securities, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities.

The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund's duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a security's or portfolio's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund generally invests in securities issued in U.S. dollars including U.S. dollar denominated securities of foreign issuers in developed and emerging markets. Up to 20% of the Fund's total assets may be invested in non-dollar denominated securities. Generally, the Fund attempts to minimize currency exposure to foreign and emerging markets through hedging.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and foreign currency transactions in the management of portfolio investments. The Fund may also use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may use swaps structured as credit default swaps related to individual bonds, Loans or other securities or indexes of bonds, Loans or securities to mitigate risk exposure and manage cash flow needs. In addition, the Fund may use currency derivatives to hedge non-dollar investments back to the U.S. dollar.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund's investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer's credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some securities and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund's securities and other investments in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans and other securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Credit Risk. The Fund's investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer's securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in "emerging markets." Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be particularly sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Zero-Coupon Securities Risk. The market value of a zero-coupon security is generally more volatile than the market value of other fixed income securities. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund's expenses could otherwise be allocated and may reduce the Fund's rate of return.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past calendar year. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2014	1.23%
Worst Quarter	3rd quarter, 2014	–1.15%
The Fund’s year-to-date return through 3/31/15 was 1.58%.
AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
Average Annual Total Returns {- JPMorgan Short Duration High Yield Fund} - A, C, Select Shares - JPMorgan Short Duration High Yield Fund	Past 1 Year	Life of the Fund	Inception Date
SELECT CLASS SHARES	0.85%	2.20%	Mar. 01, 2013
SELECT CLASS SHARES | Return After Taxes on Distribution	(1.06%)	0.42%	Mar. 01, 2013
SELECT CLASS SHARES | Return After Taxes on Distribution And Sale of Fund Shares	0.49%	0.88%	Mar. 01, 2013
CLASS A SHARES	(1.63%)	0.72%	Mar. 01, 2013
CLASS C SHARES	(0.91%)	1.45%	Mar. 01, 2013
BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	5.97%	2.14%
BOFA MERRILL LYNCH 1-5 YEAR U.S. CASH PAY HIGH YIELD CONSTRAINED INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.53%	3.82%
LIPPER HIGH YIELD BOND INDEX (Reflects No Deduction for Taxes)	2.24%	4.22%

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.